SUBSEQUENT EVENTS (Details) - USD ($)				12 Months Ended
	Mar. 15, 2022	Feb. 15, 2022	Dec. 27, 2021	Sep. 30, 2021	Sep. 30, 2022
Subsequent Event [Line Items]
Ordinary shares, no par value				$ 0	$ 0
Total purchase price				$ 25,000,000
CG Malta
Subsequent Event [Line Items]
Payment that shall be completed within threshold period	$ 5,000,000	$ 5,000,000
Second amendment to the subscription agreement | CG Malta
Subsequent Event [Line Items]
Total purchase price			$ 25,000,000